Changes in non-cash working capital	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Changes in non-cash working capital

12. Changes in non-cash working capital

The change in non-cash working capital is comprised of:

	2011	2010	2009

Accounts receivable	(119,160)	1,139,309	(1,121,811)
Work-in-progress	(1,112,210)	—	—
Prepaid expenses and other	2,836	7,347	3,871
Accounts payable and accrued liabilities	771,337	(133,148)	93,577
Deferred revenue	1,776,496	—	—

	1,319,299	1,013,508	(1,024,363)
Portion attributable to:
Operating activities	1,319,299	1,013,508	(1,024,363)
Financing activities	—	—	—
Investing activities	—	—	—
	1,319,299	1,013,508	(1,024,363)